SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of condensed financial statement balances and amounts of Company's VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 370,193		¥ 291,018	¥ 182,551	$ 52,141
Restricted cash	2,435		2,023		343
Financial Assets receivable, net	991,628		292,342		139,668
Accounts receivable, net	1,631,253		1,310,749
Prepaid expenses and other current assets, net	1,921,547		475,981		270,644
Deferred tax assets , net	61,174		70,778		8,616
Property and equipment , net	40,332		18,900		5,681
Right-of-use assets	49,659		27,604		6,994
Other non-current assets	2,263		1,759		319
TOTAL ASSETS	5,644,766		3,020,870		795,049
Payroll and welfare payables	94,856		81,558		13,360
Tax payables	568,819		632,825		80,116
Accrued expenses and other current liabilities	720,538		572,135		101,486
Other payable related to the disposal of Shanghai Caiyin			188,300
Lease liabilities	47,958		27,465		6,755
TOTAL LIABILITIES	3,264,305		1,779,367		$ 459,768
Net revenue	5,466,873	$ 769,993	3,271,414	1,780,490
Operating (loss) income	1,332,470	187,675	1,182,019	431,956
Net income (loss)	1,297,619	182,766	1,179,658	472,086
Net cash provided by (used in) operating activities	389,588	54,873	133,592	184,540
Net cash used in investing activities	(105,850)	(14,909)	(22,949)	(126,222)
Net cash used in financing activities	(193,481)	$ (27,252)	(12,566)	9,938
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	81,384		16,294
Restricted cash	2,435		2,023
Financial Assets receivable, net			53,373
Accounts receivable, net	97,187		71,184
Prepaid expenses and other current assets, net	31,101		126,154
Deferred tax assets , net	13,935		26,914
Property and equipment , net	9,538		8,123
Right-of-use assets	17,271		14,297
Other non-current assets			242
TOTAL ASSETS	252,851		318,604
Deferred guarantee income			51,079
Payroll and welfare payables	41,189		35,900
Tax payables	24,249		286,705
Accrued expenses and other current liabilities	220,770		184,008
Other payable related to the disposal of Shanghai Caiyin			188,300
Lease liabilities	16,647		14,598
TOTAL LIABILITIES	302,855		760,590
Net revenue	473,239		972,029	680,790
Operating (loss) income	(1,140,806)		52,204	(15,802)
Net income (loss)	(868,605)		164,741	89,149
Net cash provided by (used in) operating activities	(1,095,655)		8,807	98,486
Net cash used in investing activities	(74,100)		(7,265)	(96,180)
Net cash used in financing activities	¥ 0		¥ 0	¥ 0